Cash and Cash Equivalents - Adjustments for non-cash items (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Adjustments to reconcile profit (loss) [abstract]
Income taxes	$ (790)	$ (772)	$ (178)
Tax credit schemes accounted for as grants	(194)	(226)	(12)
Depreciation	615	571	344
Impairment		87
Interest income	(154)	(13)
Interest expense	897	798	159
Share-based compensation expenses	479	942	1,379
Acquisition of property, plant and equipment			(90)
Loss in change from fair value of derivative liability	110
Adjustments For Gain In Change From Fair Value Of Warrant Liability	392	395
Other adjustments: Other adjustments, primarily exchange rate adjustments	615	(1,315)	(1,061)
Total adjustments for non-cash items	$ 1,186	$ (323)	$ 541